UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo              Greenwich, CT              May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $2,457,820
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                 Name
--------------------                                 ----
28-11725                                SCP Overseas Master Fund, LP
28-11269                                SCP Domestic Fund, LP
28-11268                                SCP Equity Fund Domestic, LP
28-11723                                SCP Equity Overseas Master Fund, LP
28-11732                                SCP Levered Fund Overseas, Ltd.

                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE

ADVANCE AUTO PARTS INC         COM              00751Y106     36,198    869,300 SH        SOLE        NONE     869,300
AMDOCS LTD                     ORD              G02602103     41,623  1,154,278 SH        SOLE               1,154,278
AMERICAN MOVIL S A DE C V      SPON ADR L SHS   02364W105      7,545    220,238 SH        SOLE                 220,238
AMERICAN TOWER CORP            CL A             029912201      7,253    239,200 SH        SOLE                 239,200
AMGEN INC                      COM              031162100     52,474    721,294 SH        SOLE                 721,294
APPLE COMPUTER INC             COM              037833100     37,040    590,562 SH        SOLE                 590,562
BURLINGTON NORTHN SANTA FE C   COM              12189T104     94,159  1,129,950 SH        SOLE               1,129,950
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      1,271     47,586 SH        SOLE                  47,586
CAPITAL ONE FINL CORP          COM              14040H105     97,751  1,214,000 SH        SOLE               1,214,000
CIGNA CORP                     COM              125509109     40,649    311,200 SH        SOLE                 311,200
CONOCOPHILLIPS                 COM              20825C104     27,975    443,000 SH        SOLE                 443,000
COVANCE INC                    COM              222816100     29,757    506,500 SH        SOLE                 506,500
CSK AUTO CORP                  COM              125965103      8,670    625,100 SH        SOLE                 625,100
DICKS SPORTING GOODS INC       COM              253393102     27,874    702,635 SH        SOLE                 702,635
ENDO PHARMACEUTICAL HLDGS I    COM              29264F205     21,218    646,691 SH        SOLE                 646,691
FEDERATED DEPT STORES INC DE   COM              31410H101    109,210  1,496,032 SH        SOLE               1,496,032
GANNETT INC                    COM              364730101     17,547    292,838 SH        SOLE                 292,838
GOLDMAN SACHS GROUP INC        COM              38141G104     36,062    229,750 SH        SOLE                 229,750
GOOGLE INC                     CL A             38259P508    138,780    355,845 SH        SOLE                 355,845
HYPERCOM CORP                  COM              44913M105      1,630    175,292 SH        SOLE                 175,292
IAC INTERACTIVECORP            COM NEW          44919P300     87,809  2,979,609 SH        SOLE               2,979,609
LIBERTY GLOBAL INC             COM SER C        530555309     26,768  1,355,339 SH        SOLE               1,355,339
LIBERTY GLOBAL INC             COM SER A        530555101     55,305  2,701,747 SH        SOLE               2,701,747
MOHAWK INDS INC                COM              608190104     67,624    837,757 SH        SOLE                 837,757
MONSANTO CO NEW                COM              61166W101    152,164  1,795,450 SH        SOLE               1,795,450
MOTOROLA INC                   COM              620076109    119,694  5,224,528 SH        SOLE               5,224,528
NII HLDGS INC                  CL B NEW         62913F201    196,671  3,335,104 SH        SOLE               3,335,104
OMNICARE INC                   COM              681904108     49,343    897,300 SH        SOLE                 897,300
OWENS ILL INC                  COM NEW          690768403     37,577  2,163,317 SH        SOLE               2,163,317
QUALCOMM INC                   COM              747525103    133,076  2,629,435 SH        SOLE               2,629,435
REGAL ENTMT GROUP              CL A             758766109     39,413  2,095,300 SH        SOLE               2,095,300
RESEARCH IN MOTION LTD         COM              760975102    189,607  2,233,827 SH        SOLE               2,233,827
ROSS STORES INC                COM              778296103     37,676  1,290,711 SH        SOLE               1,290,711
SCIENTIFIC GAMES CORP          CL A             80874P109      2,059     58,600 SH        SOLE                  58,600
SEAGATE TECHNOLOGY             SHS              G7945J104     31,743  1,205,600 SH        SOLE               1,205,600
SHIRE PLC                      SPONSORED ADR    82481R106     10,589    227,774 SH        SOLE                 227,774
SIRIUS SATELLITE RADIO INC     COM              82966U103        385     76,000 SH        SOLE                  76,000
SPRINT NEXTEL CORP             COM FON          852061100    129,078  4,995,268 SH        SOLE               4,995,268
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106        818     22,100 SH        SOLE                  22,100
TIME WARNER INC                COM              887317105      1,545     92,038 SH        SOLE                  92,038
TIME WARNER TELECOM INC        CL A             887319101      8,336    464,402 SH        SOLE                 464,402
UNISOURCE ENERGY CORP          COM              909205106     51,847  1,699,910 SH        SOLE               1,699,910
VENTANA MED SYS INC            COM              92276H106     38,529    922,418 SH        SOLE                 922,418
VIACOM INC NEW                 CL B             92553P201     73,722  1,900,041 SH        SOLE               1,900,041
WCI CMNTYS INC                 COM              92923C104     62,286  2,238,897 SH        SOLE               2,238,897
WILLIAMS COS INC DEL           COM              969457100     19,470    910,245 SH        SOLE                 910,245
                                                           2,457,820


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